UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Exploration and evaluation assets and mining data	$ 161,082,638	$ 140,986,596
Patents	0	706,748
Other intangible assets	146,124	168,438
Property and equipment	3,775,755	4,316,306
Right-of-use assets	2,153,688	2,124,998
Non-current assets	167,158,205	148,303,086
Current assets
Inventories	159,535	58,017
Deferred financing costs	2,387,264	5,218,063
Trade and other receivables	1,557,952	2,028,267
Cash and cash equivalents	37,294,296	20,144,250
Current assets	41,399,047	27,448,597
Total assets	208,557,252	175,751,683
Equity
Share capital	8,993	8,380
Share premium	217,030,489	190,216,537
Share-based payment reserve	277,703,132	278,038,156
Warrant reserves	21,747,152	20,667,152
Other reserves	52,556,433	52,556,433
Foreign currency translation reserve	54,927	162,526
Redemption reserve	280,808	280,808
Accumulated deficit	(474,917,983)	(468,098,277)
Total shareholders’ equity	94,463,951	73,831,715
Non-controlling interests	(1,062,825)	(998,960)
Total equity	93,401,126	72,832,755
Non-current liabilities
Lease liabilities	1,156,264	1,122,836
Deferred tax liability	195,481	303,749
Senior secured bridge loan facility	34,835,408	16,677,872
Deferred consideration	20,441,156	25,734,073
Non-current liabilities	56,628,309	43,838,530
Current liabilities
Lease liabilities	794,376	931,364
Trade and other payables	6,026,354	3,762,481
Provisions	3,556,956	3,672,876
Convertible debentures	34,506,702	34,521,935
Embedded derivatives	3,604,000	5,153,000
Related party payables	149,429	88,742
Warrant liability	9,890,000	10,950,000
Current liabilities	58,527,817	59,080,398
Total liabilities	115,156,126	102,918,928
Total equity and liabilities	$ 208,557,252	$ 175,751,683